Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements

The following table reflects information relating to the cross currency swaps as at June 30, 2014.

					Fair Value /
					Carrying	Weighted-
Principal	Principal	Floating Rate Receivable			Amount of	Average
Amount NOK	Amount $	Reference Rate	Margin	Fixed Rate Payable	(Liability) $	Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(14,513)	2.8
900,000	150,000	NIBOR	4.35%	6.43%	(7,505)	4.2

					(22,018)

Interest Rate Swap Agreements

As at June 30, 2014, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	400,757	(91,531)	22.6	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	192,924	(38,269)	4.7	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(13,171)	4.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(12,687)	2.5	5.3
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	187,500	(36,754)	14.5	5.2
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	80,335	(4,085)	7.1	2.8
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	320,000	(4,160)	1.8	2.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	130,000	(1,510)	4.5	1.7
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	469,066	121,309	22.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	330,845	(44,034)	6.5	3.1

			(124,892)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2014, ranged from 0.30% to 2.80%.

(ii)	Principal amount reduces quarterly.

(iii)	Principal amount reduces semi-annually.

(iv)

These interest rate swaps are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(v)	Principal amount reduces monthly to 70.1 million Euros ($96.0 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Accounts receivable/ Advances to affiliates	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2014
Interest rate swap agreements	4,565	17,200	99,755	(11,812)	(85,007)	(149,593)
Cross currency swap agreements	—	—	—	(125)	(1,619)	(20,274)
Toledo Spirit time-charter derivative	—	300	1,500	(224)	—	—

	4,565	17,500	101,255	(12,161)	(86,626)	(169,867)

As at December 31, 2013
Interest rate swap agreements	4,608	17,044	59,467	(10,960)	(75,615)	(114,187)
Cross currency swap agreement	—	—	—	(155)	(1,365)	(16,716)
Toledo Spirit time-charter derivative	1,544	1,400	3,400	—	—	—

	6,152	18,444	62,867	(11,115)	(76,980)	(130,903)

Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments

The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income and comprehensive income is as follows:

	Three Months Ended June 30,
	2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(10,020)	(5,391)	(15,411)	(9,496)	19,885	10,389
Toledo Spirit time-charter derivative	(224)	(700)	(924)	(23)	300	277

	(10,244)	(6,091)	(16,335)	(9,519)	20,185	10,666

	Six Months Ended June 30,
	2014			2013
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(19,264)	(1,368)	(20,632)	(19,022)	18,626	(396)
Toledo Spirit time-charter derivative	(224)	(3,000)	(3,224)	(23)	2,800	2,777

	(19,488)	(4,368)	(23,856)	(19,045)	21,426	2,381